UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21117
O’Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly, UBS Credit Recovery Fund, L.L.C.)

(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171

(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
O’Connor Fund of Funds: Long/Short Credit Strategies LLC
Schedule of Portfolio Investments
(Unaudited)
September 30, 2011

				Realized and				Dollar Amount of
			% of	Unrealized				Fair Value for First
			Members'	Gain/(Loss) from	Initial Acquisition		First Available	Available
Investment Fund	Cost	Fair Value	Capital	Investments	Date	Liquidity (a)	Redemption(b)	Redemption (b)
Credit
Ahab Partners, L.P. (c)	$6,577,237	$6,828,946	1.88	$40,398	8/1/2002	N/A
Brevan Howard Credit Catalysts Fund, L.P. (d)	19,332,673	21,743,873	5.97	793,890	6/1/2010	Monthly
Brigade Leveraged Capital Structures Fund, L.P. (d)	21,826,694	27,975,923	7.68	836,609	2/1/2008	Quarterly
Camulos Partners, L.P. (c)	1,640,423	294,366	0.08	(94,038)	2/1/2006	N/A
Canyon Value Realization Fund, L.P. (d),(e)	1,728,650	2,436,412	0.67	129,732	8/1/2002	N/A
Chatham Asset Partners High Yield Fund, L.P. (d)	12,000,000	11,248,876	3.09	(751,124)	1/1/2011	Quarterly
Claren Road Credit Partners, L.P., L Interest payable (e)	4,070,202	8,202,549	2.25	3,545,640	10/1/2006	N/A
Cyrus Opportunities Fund II, L.P. (e)	456,428	675,562	0.19	(77,601)	8/1/2002	N/A
Cyrus Opportunities Fund II, L.P. (c)	808,225	869,935	0.24	23,753	8/1/2002	N/A
European Special Opportunities Fund II, Ltd., Class B (c)	5,079,750	5,182,215	1.42	(41,372)	2/1/2008	N/A
GCA Credit Opportunity Fund, L.L.C. (d)	21,000,000	21,087,301	5.79	87,301	2/1/2011	Quarterly
Gracie Credit Opportunities Fund, L.L.C. (d)	25,000,000	26,637,379	7.31	417,147	11/1/2009	Quarterly
Harbinger Capital Partners Fund I, L.P., Class L (e)	118,968	404,608	0.11	(102,495)	8/1/2006	N/A
Harbinger Capital Partners Special Situations Fund, L.P. (c)	2,727,293	4,784,960	1.31	(863,011)	8/1/2006	N/A
Harbinger Capital Partners Special Situations Fund, L.P. (e)	1,328,967	1,069,405	0.29	20,145	8/1/2006	N/A
Harbinger Class PE Holdings (US) Trust (e)	4,269,188	2,733,156	0.75	(469,007)	8/1/2002	N/A
Indus Structured Finance Fund, L.P., Class A (d),(f)	9,382,820	4,866,026	1.34	(504,807)	5/1/2007	N/A
Knighthead Domestic Fund, L.P. (g)	11,270,919	18,202,690	5.00	(863,882)	6/1/2008	Quarterly
Marathon Distressed Subprime Fund, L.P. (d)	2,222,119	3,138,929	0.86	1,533,304	9/1/2007	Every 18 months
Marathon Special Opportunity Fund, L.P. (e)	131,599	248,344	0.07	(118,828)	10/1/2002	N/A
Marathon Special Opportunity Fund, L.P. (c)	25,259	32,917	0.01	15,673	10/1/2002	N/A
Marathon Special Opportunity Fund, L.P. (e)	989,135	1,564,557	0.43	414,379	10/1/2002	N/A
Marathon Special Opportunity Fund, L.P. (e)	1,244,659	1,804,961	0.50	(72,515)	10/1/2002	N/A
Marathon Special Opportunity Fund, L.P.	9,933,710	13,566,528	3.73	(264,751)	10/1/2002	Every 24 months
Marathon Special Opportunity Fund, L.P. (e)	1,685,257	1,005,171	0.28	(2,033)	10/1/2002	N/A
Marathon Special Opportunity Fund, L.P. (c),(d)	124,391	217,874	0.06	67,641	10/1/2002	N/A
Marathon Structured Finance Fund, L.P. (e)	2,250,441	1,690,410	0.46	21,704	11/1/2004	N/A
Marathon Structured Finance Fund, L.P. (c)	907,216	1,183,283	0.33	361,711	11/1/2004	N/A
Mariner-Tricadia Credit Strategies, L.P. (d)	10,000,000	9,183,786	2.52	(816,214)	6/1/2011	Quarterly
Monarch Debt Recovery Fund, L.P. (d)	6,750,000	19,366,761	5.32	153,947	10/1/2002	Annually
Normandy Hill Fund, L.P. (d)	15,000,000	13,798,338	3.79	(862,811)	4/1/2010	Quarterly
Redwood Domestic Fund, L.P.	10,000,000	15,529,811	4.26	(870,459)	10/1/2008	Every 24 months
Styx Partners, L.P. (c)	12,435,313	14,073,224	3.86	658,817	8/1/2002	N/A
Warwick European Distressed & Special Situations Credit Fund LP	7,900,000	8,095,637	2.22	203,514	8/1/2010	Quarterly	9/30/2012	8,095,637

Credit Subtotal	$230,217,536	$269,744,713	74.07%	$2,550,357
Relative Value
Linden Investors, L.P. (d)	15,000,000	12,389,580	3.40	(2,610,420)	6/1/2011	Quarterly
One William Street Capital Partners, L.P. (d)	14,176,025	16,751,434	4.60	(307,692)	12/1/2009	Quarterly
Waterstone Market Neutral Fund, L.P. (d)	18,000,000	18,395,746	5.05	(262,376)	7/1/2010	Quarterly

Relative Value Subtotal	$47,176,025	$47,536,760	13.05%	$(3,180,488)

Realized and
			% of	Unrealized
		Unrealized	Members’	Gain/(Loss) from
Euro FX Contracts	Cost	Gain/(Loss	Capital	Investments
Euro Foreign Currency Forward Contract (h)	—	160,374	0.04	(341,256)

O’Connor Fund of Funds: Long/Short Credit Strategies LLC
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

				Realized and
			% of	Unrealized
			Members’	Gain/(Loss) from
Investment Fund	Cost	Fair Value	Capital	Investments
Other Securities (i)	$34,452	$21,603	0.01	$(14,539)
Redeemed Investment Funds	—	—	—	(2,801,798)

Total	$277,428,013	$317,463,450	87.17%	$(3,787,724)

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms. (b) Investment Funds with no dates or amounts can be redeemed in full.

(c)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(d)	Investment Funds categorized as Level 2 investments.

(e)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

(f)	The Investment Fund is a private equity position that is expected to be fully distributed to its investors over the next 48 months.

(g)	The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund’s investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 24 months.

(h)	The current fair value of the Euro foreign currency forward sale contract open with Morgan Stanley & Co. Incorporated is $(9,903,626) and the value on settlement date of December 31, 2011 is $(10,064,000). (i) Securities received from in-kind distributions from Investment Funds which have been held for less than one year.
Complete information about the Investment Funds’ underlying investments is not readily available.
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.
The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at September 30, 2011.

O’Connor Fund of Funds: Long/Short Credit Strategies LLC
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011

ASSETS TABLE
	Total Fair Value
	at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Credit	$269,744,713	$—	$158,595,466	$111,149,247
Relative Value	47,536,760	—	47,536,760	—
Euro FX Contracts	160,374	—	160,374	—
Other Securities	21,603	—	—	21,603

Total Assets	$317,463,450	$—	$206,292,600	$111,170,850

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in
				unrealized			Net transfers in
	Balance as of	Strategy	Realized gain /	appreciation /			and/or (out) of	Balance as of
Description	December 31, 2010	Reclassification *	(loss)	depreciation	Purchases	Sales	Level 3 **	September 30, 2011

Credit	$—	$113,972,343	$(1,462,692)	$584,731	$—	$(31,749,705)	$29,804,570	$111,149,247
Direct Loans / Structured Finance	49,121,650	(49,121,650)	—	—	—	—	—	—
Distressed Credit	12,531,703	(12,531,703)	—	—	—	—	—	—
Diversified Credit	52,318,990	(52,318,990)	—	—	—	—	—	—
Other Securities	—	—	—	—	—	—	21,603	21,603

Total	$113,972,343	$—	$(1,462,692)	$584,731	$—	$(31,749,705)	$29,826,173	$111,170,850

*	Effective June 30, 2011, the Fund’s underlying Fund investments were reclassified into new investment strategies.

**	The transfer into Level 3 investments in the amount of $29,804,570 is due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to September 30, 2011. For the period ended September 30, 2011, Other Securities were classified as Level 3 investments as the determination of value for these investments was based upon significant unobservable inputs.
Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2011 is $(3,449,399).

O’Connor Fund of Funds: Long/Short Credit Strategies LLC
Schedule of Portfolio Investments (continued)
(Unaudited)
September 30, 2011
Portfolio Valuation
The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 45 — 180 day redemption notice periods. Investment Funds representing approximately 22 percent of the fair value of the investments in this strategy are side pockets, liquidating trusts or private equity positions where the liquidation of assets is expected over the next 12 — 48 months. The remaining approximately 78 percent of the Investment Funds have either initial redemption dates commencing in the future (3 percent) or are available to be redeemed with no restrictions (75 percent), as of the measurement date. Two Investment Funds, with a fair value of $29,804,570, transferred from Level 2 to Level 3 at the measurement date.
The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 45 — 90 day redemption notice periods and are available to be redeemed with no restrictions, as of the measurement date.
Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2011.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2011. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) O’Connor Fund of Funds: Long/Short Credit Strategies LLC (formerly, UBS Credit Recovery Fund, L.L.C.)

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer

Date 11-23-11

*	Print the name and title of each signing officer under his or her signature.